Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (8,870,732)	$ (11,945,363)	$ (15,809,720)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depletion	11,677,229	11,759,282	14,338,444
Unrealized gain on interest rate swaps	(847,743)	(531,512)	(2,271,093)
Other amortization	275,929	216,700	206,750
Stock-based compensation expense	28,333	21,667	0
Noncash interest expense	1,731,310	468,157	1,208,858
Basis of timberland sold	7,187,733	1,172,241	1,392,900
Basis of timber on terminated leases	0	0	26,850
Basis of casualty loss	25,541	91,061	0
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(13,733)	207,605	140,523
(Increase) decrease in prepaid expenses and other assets	(580,259)	127,700	63,708
Decrease in accounts payable and accrued expenses	(228,993)	(756,676)	(137,766)
(Decrease) increase in due to affiliates	(153,941)	3,103,841	6,146,259
Increase in other liabilities	1,195,196	637,428	(151,196)
Net cash provided by operating activities	11,425,870	4,572,131	5,154,517
Cash Flows from Investing Activities:
Investment in timber, timberland, and related assets	(23,054,602)	(1,626,550)	(1,040,927)
Funds released from escrow accounts	4,712,183	1,090,517	102,938
Net cash used in investing activities	(18,342,419)	(536,033)	(937,989)
Cash Flows from Financing Activities:
Proceeds from CoBank loan	133,000,000	0	0
Proceeds from Mahrt Loan	0	0	211,000,000
Financing costs paid	(1,370,396)	(273,788)	(2,207,920)
Repayments of senior loan	0	0	(201,852,588)
Repayments of mezzanine loan	0	0	(14,988,709)
Repayments of Mahrt loan	(122,025,672)	(46,814,920)	(42,159,408)
Repayments of CoBank loan	(643,877)	0	0
Issuance of common stock	4,062,647	54,511,310	54,463,267
Redemptions of common stock	(743,115)	(892,901)	(859,555)
Redemptions of preferred stock	(356,000)	(5,880,000)	0
Dividends paid on preferred stock redeemed	(103,436)	(1,639,908)	0
Commissions on stock sales and related dealer-manager fees paid	(447,744)	(4,266,801)	(3,726,916)
Other offering costs paid	(83,739)	(625,820)	(429,501)
Placement and structuring agent fees paid	0	(93,264)	(303,109)
Net cash provided by (used in) financing activities	11,288,668	(5,976,092)	(1,064,439)
Net increase (decrease) in cash and cash equivalents	4,372,119	(1,939,994)	3,152,089
Cash and cash equivalents, beginning of period	6,848,973	8,788,967	5,636,878
Cash and cash equivalents, end of period	$ 11,221,092	$ 6,848,973	$ 8,788,967